UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Marketfield Fund
August 31, 2008 (Unaudited)
Schedule of Investments

			Shares	Value
COMMON STOCKS - 69.66%
Commercial Banks - 0.86%
Standard Bank Group Ltd. (a)			10,833	115,917

Aerospace & Defense - 0.97%
United Technologies Corp.			2,000	131,180

Air Freight & Logistics - 4.54%
FedEx Corp.			2,900	240,178
United Parcel Service, Inc.			5,800	371,896
				612,074
Auto Components - 1.07%
Exide Technologies (a)			11,700	144,378

Building Products - 1.30%
USG Corp. (a)			6,300	174,888

Capital Markets - 2.92%
International Assets Holding Corp. (a)			6,300	178,920
Knight Capital Group, Inc. - Class A (a)			12,500	215,500
				394,420
Commercial Banks - 1.95%
Wells Fargo & Co.			8,700	263,349

Communications Equipment - 3.01%
Juniper Networks, Inc. (a)			7,800	200,460
QUALCOMM, Inc.			3,900	205,335
				405,795
Computers & Peripherals - 2.44%
International Business Machines Corp. (d)			2,700	328,671

Construction & Engineering - 0.83%
Fluor Corp.			1,400	112,182

Diversified Financial Services - 0.44%
Shariah Capital Inc. (a)			25,000	58,750

Food & Staples Retailing - 5.25%
Costco Wholesale Corp. (d)			7,300	489,538
Wal-Mart de Mexico SAB de CV (a)			59,562	217,699
				707,237
Health Care Equipment & Supplies - 2.06%
Baxter International, Inc.			4,100	277,816

Household Durables - 6.23%
Furniture Brands International, Inc.			16,301	145,894
KB Home			2,870	59,696
M/I Homes, Inc.			9,050	162,086
MDC Holdings, Inc.			1,800	74,610
Pulte Homes, Inc.			8,000	116,080
Ryland Group, Inc.			7,000	162,260
The Stanley Works			2,500	119,875
				840,501
Household Products - 1.98%
Procter & Gamble Co. (d)			3,825	266,870

Industrial Conglomerates - 1.06%
3M Co.			2,000	143,200

Internet & Catalog Retail - 1.92%
Amazon.Com, Inc. (a)			3,200	258,592

Internet Software & Services - 1.22%
Akamai Technologies, Inc. (a)			7,200	164,880

Machinery - 1.30%
Cummins, Inc.			2,700	175,932

Metals & Mining - 2.95%
Agnico-Eagle Mines Ltd.			3,200	183,168
Goldcorp, Inc.			1,000	33,930
Taseko Mines Ltd. (a)			59,300	180,272
				397,370
Multiline Retail - 1.42%
Family Dollar Stores, Inc.			7,700	191,884

Office Electronics - 0.70%
Canon, Inc. - ADR			2,100	93,954

Oil, Gas & Consumable Fuels - 3.00%
Hugoton Royalty Trust			6,500	201,370
Tesoro Petroleum Corp.			4,400	81,620
Valero Energy Corp.			3,500	121,660
				404,650
Pharmaceuticals - 0.93%
Eli Lilly & Co. (d)			2,700	125,955

Road & Rail - 8.38%
CSX Corp.			3,200	206,976
Landstar System, Inc.			5,200	254,904
Old Dominion Freight Line (a)			7,500	249,525
Union Pacific Corp. (d)			5,000	419,500
				1,130,905
Semiconductor & Semiconductor Equipment - 4.30%
Advanced Micro Devices, Inc. (a)			19,200	120,768
KLA-Tencor Corp.			5,300	196,418
Xilinx, Inc.			10,100	262,398
				579,584
Software - 3.30%
Adobe Systems, Inc. (a) (d)			6,800	291,244
Microsoft Corp.			5,650	154,189
				445,433
Specialty Retail - 1.19%
Lowe's Cos, Inc.			6,500	160,160

Trading Companies & Distributors - 2.14%
W.W. Grainger, Inc.			3,200	288,096

TOTAL COMMON STOCKS (Cost $9,461,888)				9,394,623

INVESTMENT COMPANIES - 16.32%
ProShares Ultra QQQ			4,000	300,320
UltraShort Basic Materials ProShares			5,000	175,850
UltraShort MSCI Emerging Markets ProShares			3,400	316,336
Ultra Financial ProShares			13,000	273,390
SPDR S&P Homebuilders			15,200	299,896
Retail HOLDRs Trust			5,200	498,212
UltraShort FTSE/Xinhua China 25 ProShares			2,000	166,000
UltraShort Real Estate ProShares			2,000	171,500

TOTAL INVESTMENT COMPANIES (Cost $2,090,930)				2,201,504

			Contracts	Value
PURCHASED CALL OPTIONS - 0.90%
Lehman Brothers
Expiration: October 2008, Exercise Price: $20.000			300	38,100
Wells Fargo & Company
Expiration: October 2008, Exercise Price: $25.000			40	24,800
SPDR S&P Homebuilders
Expiration: September 2008, Exercise Price: $17.000			200	58,000

TOTAL PURCHASED CALL OPTIONS (Cost $50,125)				120,900

SHORT TERM INVESTMENTS - 7.53%
United States Treasury Bills
0.000% Coupon, 1.310% Effective Yield, 9/2/2008 (c)			454,000	453,951
AIM STIT Treasury Portfolio Money Market
1.850% (b)			561,998	561,998

TOTAL SHORT TERM INVESTMENTS (Cost $1,015,949)				1,015,949

Total Investments (Cost $12,618,892) - 94.41%				12,732,976
Other Assets in Excess of Liabilities - 5.59%				754,412
TOTAL NET ASSETS - 100.00%				$13,487,388

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate as of August 31, 2008.
(c)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is pledged as collateral for short positions.

The cost basis of investments for federal income tax purposes at August 31, 2008
	was as follows*:

	Cost of investments			$12,618,892
	Gross unrealized appreciation on options			70,775
	Gross unrealized appreciation on investments			748,291
	Gross unrealized appreciation on short positions			425,445
	Gross unrealized depreciation on investments			(704,982)
	Gross unrealized depreciation on short positions			(22,335)
	Net unrealized appreciation			$517,194

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$12,279,025	453,951	-	$12,732,976

Other Financial Instruments*	$403,110	-	-	$403,110

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and  securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Marketfield Fund
August 31, 2008 (Unaudited)
Schedule of Securities Sold Short

			Shares	Value
Aegon NV - ADR			8,600	$101,394
Agrium, Inc.			1,600	134,880
Allied Irish Banks PLC - ADR			3,300	84,645
Arcelormittal Sa Luxembourg - ADR			1,800	141,516
Banco Bilbao Vizcaya Argentaria SA - ADR			6,700	112,761
Banco Santander Central Hispano SA - ADR			10,400	176,592
BHP Billiton Ltd. - ADR			2,000	141,020
CurrencyShares Euro Trust (1)			1,000	147,200
Deutsche Bank AG			1,500	127,305
Kohl's Corp.			2,400	118,008
Leucadia National Corp.			3,000	138,870
Market Vector Russia (1)			13,000	502,710
Market Vectors - Steel (1)			3,200	257,600
Potash Corp of Saskatchewan			460	79,856
PowerShares DB Agriculture Fund (1)			7,200	254,664
Royal Bank of Scotland Group PLC - ADR			22,600	98,762
SL Green Realty Corp.			1,500	129,000
The Goldman Sachs Group, Inc.			1,100	180,367
UBS AG			4,000	87,560
Total Securities Sold Short (Proceeds $3,417,820)				$3,014,710

(1)	Exchange Traded Fund

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008